Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,777,763.00
Previously Paid Amount	15,310.00
Total Fee Amount	48,837.61
Total Offset Amount	0.00
Net Fee	$ 33,527.61